Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH PROVIDED BY (USED IN):
Net income	$ 570.3	$ 1,483.4	[1]
Items not affecting cash
Other (income) loss	4.2	(49.0)
Deferred tax expense	533.0	387.9
Share-based compensation	5.7	6.0
Depletion, depreciation and amortization	1,065.0	951.7
Impairment	822.2
Impairment reversal		(428.6)
Accretion	22.7	19.2
Unrealized (gains) losses on derivatives	56.9	(171.0)
Translation of US dollar long-term debt	(16.8)	91.5
Reclassification of cumulative foreign currency translation of discontinued foreign operations	(621.7)	0.0	[1]
Translation of US dollar derivatives	0.9	0.0
Realized gain on cross currency swap maturity	(151.8)	(63.8)
Decommissioning expenditures	(40.0)	(20.1)
Changes in non-cash working capital:	(54.9)	(15.0)
Cash flows from (used in) operations	2,195.7	2,192.2
INVESTING ACTIVITIES
Development capital and other expenditures	(1,220.5)	(1,027.4)
Capital acquisitions, net of cash acquired	(3,616.2)	(90.7)
Capital dispositions	604.5	283.6
Other long-term assets	(0.8)	0.0
Changes in non-cash working capital:	(4.2)	(26.1)
Cash flows from (used in) investing activities	(4,237.2)	(860.6)
FINANCING ACTIVITIES
Issue of shares, net of issue costs	479.7	0.0
Common shares repurchased for cancellation	349.9	294.2
Increase (decrease) in bank debt, net	2,675.1	(338.5)
Repayment of senior guaranteed notes and acquired long-term debt	(897.9)	(281.8)
Realized gain on cross currency swap maturity	151.8	63.8
Payments on principal portion of lease liability	(20.8)	(20.4)
Dividends declared	(211.9)	(200.6)
Change in non-cash working capital	(57.2)	15.7
Cash flows from (used in) financing activities	1,768.9	(1,056.0)
Impact of foreign currency on cash balances	0.0	0.8
INCREASE (DECREASE) IN CASH	(272.6)	276.4
CASH AT BEGINNING OF YEAR	289.9	13.5
CASH AT END OF YEAR	17.3	289.9
Supplemental Information [Abstract]
Cash taxes paid	(0.1)	0.0
Cash interest paid	$ (118.1)	$ (68.0)

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.